Related Parties	12 Months Ended
Dec. 31, 2022
Note Related Parties Abstract
RELATED PARTIES

NOTE 31. RELATED PARTIES

(a)	Transactions with directors

During the years ended December 31, 2022, 2021 and 2020, the remuneration of directors of the Company was as follows:

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Short term benefits (1)	655,011	730,743	780,832
Post-employment benefits	-	-	-
Total	655,011	730,743	780,832

(1)	In 2020 and 2021, the director remuneration relating to our then CEO, was provided by a company which our then Company Secretary and Chief Financial Officer has control.

(b)	Other related party transactions

During the years ended December 31, 2022, 2021 and 2020, the Group has the following material transactions with its related parties:

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Interest charged to an associate company	10,921	-	-
Revenue received from related parties (1)	-	-	8,490
General consultancy and management fee paid to a related party (1)	-	-	282,971
Purchase of products from related parties (1)	-	-	29,794
Company secretarial, taxation service and CFO fee paid to a related company (2)	-	561,758	607,659
Consultancy fee paid to a related party (3)	-	225,860	-
Purchase of products from a related party (4)	-	-	274,417
Sales to a related party (5)	-	-	315,034

(1)	A former director controlled the entities providing the consultancy and management services. These transactions were carried at market value in the ordinary course of business.

(2)	Mr. Cecil Ho, former Company Secretary and CFO controlled the entity providing professional services.

(3)	A former director, is a director of the related party.

(4)	A former director of the Company controlled the entity. The transactions were carried at the then current market value in the ordinary course of business.

(5)	The related party is one of the subsidiaries of our shareholder.